RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021	Jul. 27, 2020
Related Party Transaction [Line Items]
Due from related party	$ 1,477,000	$ 1,477,000
Payament fee	1,897
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Periodic Payments	$ 200,000
Bossidy [Member]
Related Party Transaction [Line Items]
Stock option received	214,030
Restricted stock	850,036
Fund L P I I [Member] | Medmen Enterprises Inc. [Member]
Related Party Transaction [Line Items]
Due from related party			$ 1,820,204
Due to related party			1,093,896
Fund L P [Member] | Medmen Enterprises Inc. [Member]
Related Party Transaction [Line Items]
Due from related party			1,289,513
Due to related party			1,986,697
Other [Member] | Medmen Enterprises Inc. [Member]
Related Party Transaction [Line Items]
Due to related party			$ 1,476,221
Lynch [Member] | Medmen Enterprises Inc. [Member]
Related Party Transaction [Line Items]
Stock option received		124,868